Events occurring after the reporting period (Details)				1 Months Ended		13 Months Ended
	Jan. 14, 2020 USD ($) shares	Jan. 14, 2020 CNY (¥) shares	Dec. 13, 2019 CNY (¥) shares	Apr. 30, 2018 USD ($)	Apr. 30, 2018 CNY (¥)	Aug. 30, 2019 CNY (¥)
Events occurring after the reporting period
Proceeds from issuance of ordinary shares | ¥			¥ 2,007,034,549		¥ 4,750,965,000	¥ 192,082,000
ADSs
Events occurring after the reporting period
Number of new shares issued (in shares)			31,200,000
ADSs | Subsequent event
Events occurring after the reporting period
Number of new shares issued (in shares)	3,520,000	3,520,000
Ordinary shares
Events occurring after the reporting period
Number of new shares issued (in shares)			93,600,000
Proceeds from issuance of ordinary shares				$ 750,000,000	¥ 4,750,965,000
Ordinary shares | Subsequent event
Events occurring after the reporting period
Number of new shares issued (in shares)	10,560,000	10,560,000
Proceeds from issuance of ordinary shares	$ 32,736,000	¥ 225,728,000